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                   BRINSON FINANCIAL SERVICES GROWTH FUND INC.
                              BRINSON STRATEGY FUND
                          BRINSON ENHANCED S&P 500 FUND
                        BRINSON ENHANCED NASDAQ-100 FUND
                           BRINSON S&P 500 INDEX FUND
                        BRINSON TACTICAL ALLOCATION FUND
                     PAINEWEBBER PACE SELECT ADVISORS TRUST

             Supplement to the Statements of Additional Information
                             dated November 5, 2001


                                                               February 11, 2002

Dear Investor,

         This is a supplement to the Statements of Additional Information of the Funds listed above. The purpose of the supplement is to notify you of the following additional front-end sales charge waiver (in the section "Reduced Sales Charges, Additional Exchange and Redemption Information and Other Services") for Class A shares if you:

     o Acquire shares in connection with shares purchased by Brinson Advisors or any affiliate on behalf of a discretionary advisory client.





                                                                 Item No. ZS-122